Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
(a)Derivative assets
The following is a summary of the Company’s derivative assets measured at FVTPL as at December 31, 2022 and 2021:

	2022	2021
Solaris Warrants(i)	$29,154	$122,919
Gold deliveries (note 11(b))	1,157	952
Foreign exchange contracts(ii)	6,432	—
i-80 Gold Warrants(iii)	—	581
	$36,743	$124,452

Classified and presented as:
Current	$36,218	$124,234
Non-current(1)	525	218
	$36,743	$124,452
(1)    Included in other non-current assets.
(i)Solaris Warrants
The following table summarizes the changes in the Solaris Warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2020	—	$—
Reclassification of investment in Solaris (note 5(f))	10,218,750	1.74
Outstanding – December 31, 2021	10,218,750	1.74
Exercised	(2,718,750)	3.24
Outstanding – December 31, 2022	7,500,000	$1.20
During the year ended December 31, 2022, the Company exercised 2,718,750 warrants to purchase 2,718,750 common shares of Solaris at a weighted average exercise price of C$3.24 per share. The total investment of $15.9 million, which includes the fair value of the warrants of $9.2 million derecognized on exercise, was recognized as marketable securities measured at FVOCI.
At December 31, 2022, the Company held 7.5 million warrants that are each exercisable into one common share of Solaris at an exercise price of C$1.20 until May 2023.
The following table summarizes the changes in the carrying amounts of the outstanding Solaris Warrants during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$122,919	$—
Exercised	(9,161)	—
Reclassification of investment in Solaris	—	61,671
Change in fair value	(84,604)	61,248
Balance – end of year	$29,154	$122,919
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
(i)Solaris Warrants (continued)
The fair values of the Solaris Warrants at December 31, 2022 and 2021 were determined using the Black Scholes option pricing model with the following weighted average assumptions:

	2022	2021
Risk-free rate	4.37%	0.78%
Expected life	0.41 years	1.0 year
Expected volatility	66.7%	62.8%
Expected dividend	0.0%	0.0%
Exercise price (C$)	$1.20	$1.74
Share price (C$)	$6.44	$16.94
(ii)Foreign exchange contracts
The Company has implemented a foreign currency exchange risk management program to reduce its exposure to fluctuations in the value of the Brazilian Réal (“BRL”), the Mexican Peso (“MXN”) and CAD. At December 31, 2022, the Company had in place USD:BRL, USD:MXN and USD:CAD put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted average strike price	Put options’ weighted average strike price
Currency	Within 1 year	1-2 years
BRL	$175,039	$48,500	5.27	6.26
MXN	94,000	7,000	20.34	23.67
CAD(1)	88,834	16,787	1.30	1.37
(1)    USD notional amount calculated as the CAD notional amount translated using the spot exchange rate at December 31, 2022.
At December 31, 2022, the Company also had in place forward contracts to purchase CAD at a USD:CAD fixed foreign exchange rate of 1.36 for a USD notional amount of $1.5 million per month to August 2023.
The foreign exchange contracts have not been designated as hedges and are measured at fair value, determined based on forward foreign exchange rates, at the end of each reporting period with changes in fair value recognized in other income or expense.
The following table summarizes the changes in the carrying amounts of the outstanding foreign exchange contracts during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$(12,061)	$(12,507)
Settlements	(1,158)	4,856
Change in fair value	17,921	(4,410)
Balance – end of year	$4,702	$(12,061)
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
(ii)Foreign exchange contracts (continued)
The fair value of the outstanding foreign exchange contracts at December 31, 2022 was a net asset of $4.7 million (2021 – net liability of $12.1 million) which was presented as follows:

	2022	2021
Net asset (liability) presented as:
Current derivative assets	$6,306	$—
Non-current derivative assets	126	—
Current derivative liabilities	(1,204)	(11,489)
Non-current derivative liabilities	(526)	(572)
	$4,702	$(12,061)
(iii)i-80 Gold Warrants
On April 7, 2021, the Company acquired 2,318,596 i-80 Gold Warrants as part of the i-80 gold private placement financing (note 10(a)). The warrants were each exercisable into one common share of i-80 Gold at an exercise price of C$3.64 per share until September 18, 2022. On September 18, 2022, all of the i-80 Gold Warrants expired unexercised.
During the year ended December 31, 2022, the Company recognized a loss of $0.6 million (2021 – $0.2 million) on revaluation of the i-80 Gold Warrants in other (expense) income.
(b)Derivative liabilities
The following is a summary of the Company’s derivative liabilities at December 31, 2022 and 2021:

	2022	2021
Foreign exchange contracts (note 14(a)(ii))	$1,730	$12,061
Equinox Gold warrant liability(i)	695	5,177
Contingent consideration – Greenstone(ii)	8,280	6,586
Solaris warrant liability(iii)	—	27,697
Gold collar and forward contracts(iv)	—	33,336
	$10,705	$84,857

Classified and presented as:
Current	$1,899	$77,699
Non-current	8,806	7,158
	$10,705	$84,857
(i)Equinox Gold warrant liability
As the exercise price of the Company’s share purchase warrants is denominated in CAD, the Company will receive a variable amount of cash in terms of the Company’s US dollar functional currency upon exercise of the warrants by the holders. Accordingly, the warrants are accounted for as derivative financial liabilities measured at FVTPL with changes in fair value recognized in net income or loss.
At December 31, 2022, the Company had 602,353 share purchase warrants outstanding, with each warrant exercisable into one common share of Equinox Gold and one-quarter of a common share of Solaris at an exercise price of C$5.30 until May 2023. Equinox Gold will receive nine-tenths of the proceeds from the exercise of the warrants, with the remaining proceeds paid to Solaris.
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Equinox Gold warrant liability (continued)
The following table summarizes the changes in the Company’s share purchase warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2020	19,025,158	$14.00
Issued in Premier Acquisition (note 5(c))	393,400	10.42
Exercised	(1,361,549)	8.42
Expired	(16,387,492)	14.92
Outstanding – December 31, 2021	1,669,517	8.69
Exercised	(405,164)	10.27
Expired	(662,000)	10.81
Outstanding – December 31, 2022	602,353	$5.30
The changes in the carrying amounts of the Company’s outstanding share purchase warrants during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance – beginning of year	$5,177	$50,666
Issued in Premier Acquisition (note 5(c))	—	505
Exercised	(603)	(4,100)
Change in fair value	(3,879)	(41,894)
Balance – end of year	$695	$5,177
The fair values of the Company’s outstanding share purchase warrants at December 31, 2022 and 2021 were determined using the Black-Scholes option pricing model with the following weighted average inputs:

	2022	2021
Risk-free rate	4.21%	0.34%
Expected life	0.35 years	0.61 years
Expected volatility	84.4%	46.8%
Expected dividend	0.0%	0.0%
Exercise price (C$)	$5.30	$8.69
Share price (C$)	$6.04	$11.60
(ii)Contingent consideration – Greenstone
As part of the consideration for the Company’s acquisition of an additional 10% interest in Greenstone in April 2021 (note 5(d)), the Company assumed contingent payment obligations. The obligation to deliver approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone has been accounted for as a derivative financial liability measured at FVTPL. The fair value of the contingent consideration is determined based on the net present value of the projected cash outflows associated with the contingent payments at the milestone dates using a market-based discount rate that reflects the risk associated with the delivery of the contingent consideration.
At December 31, 2022, the fair value of the derivative liability, included in non-current derivative liabilities, was $8.3 million (2021 – $6.6 million). During the year ended December 31, 2022, the Company recognized a loss of $1.7 million (2021 – $0.9 million) on revaluation of the derivative liability in other (expense) income.
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(iii)Solaris warrant liability
In connection with the sale of the Company’s partial interest in Solaris, the Company granted five million share purchase warrants to the buyer (note 5(f)), with each warrant exercisable into one common share of Solaris held by the Company at a price of C$10.00 per share until April 28, 2022. The warrants were accounted for as current derivative financial liabilities measured at FVTPL.
On April 20, 2022, all the outstanding warrants were exercised. The Company received $40.1 million (C$50 million) on exercise of the warrants and derecognized the carrying amounts of the marketable securities and Solaris warrant liability of $56.4 million and $16.3 million, respectively. In addition, the Company transferred the cumulative gain of $15.8 million, net of tax of $2.5 million, on the marketable securities from AOCI to retained earnings.
The following table summarizes the changes in the carrying amounts of the Company’s Solaris warrant liability during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$27,697	$—
Issued in connection with sale of partial interest in Solaris (note 5(f))	—	9,107
Change in fair value	(11,384)	18,590
Exercised	(16,313)	—
Balance – end of year	$—	$27,697
(iv)Gold collar and forward contracts
As part of the Company’s acquisition of Leagold Mining Corporation in March 2020 (the “Leagold Acquisition”), the Company assumed gold collar contracts with put and call strike prices of $1,325 and $1,425 per ounce, respectively, for 3,750 ounces per month to September 2022. The Company also assumed forward contracts with an average fixed gold price of $1,350 per ounce for 4,583 ounces per month to September 2022. At December 31, 2022, the Company had no ounces remaining to be delivered under its gold collar and forward contracts.
The gold collar and forward contracts were not designated as hedges and were measured at fair value, determined based on forward gold prices, at the end of each reporting period with changes in fair value recognized in other income or expense.
The following table summarizes the changes in the carrying amounts of the outstanding gold collar and forward contracts during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$33,336	$91,393
Change in fair value	(341)	(16,605)
Settlements	(32,995)	(41,452)
Balance – end of year	$—	$33,336
On January 31, 2023, the Company entered into gold collar contracts with a put strike price of $1,900 per ounce and an average call strike price of $2,065 per ounce, for 10,644 ounces per month beginning February 2023 to March 2024. These contracts will be accounted for as derivatives measured at fair value, based on forward gold prices, at the end of each reporting period, with changes in fair value recognized in other income or expense.